Accrued expenses and other liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued expenses and other liabilities	Accrued expenses and other liabilities
Accrued expenses and other liabilities include the following:

	June 30, 2021	December 31, 2020
Employee compensation and benefits	$23,168	$23,899
Other	15,239	9,145
Total accrued expenses and other liabilities	$38,407	$33,044
Accrued expenses and other liabilities
Accrued expenses and other liabilities include the following:

	December 31
	2020	2019
Employee compensation and benefits	$23,899	$16,575
Other	9,145	8,111
Total accrued expenses and other liabilities	$33,044	$24,686